REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
To the Shareholders of First Foundation Fixed Income
Fund and First Foundation Total Return Fund and the
Board of Trustees of The Advisors Inner Circle Fund
III:
Opinion on the Financial Statements and Financial
Highlights

We have audited the accompanying statement of assets and liabilities of First Foundation Fixed Income Fund and First Foundation Total Return Fund, (collectively the Funds), two of the funds constituting The
Advisors Inner Circle Fund III, including the schedules of investments, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material aspects, the financial position of each of the Funds constituting the Advisors Inner Circle Fund III as of
September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Funds, for the year ended September 30, 2020, were audited by other auditors whose report, dated November 30, 2020, expressed an unqualified opinion on those financial highlights. The financial highlights of the Funds, for the year ended September 30, 2019 were audited by other auditors whose report, dated
November 27, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The
Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP
Philadelphia, Pennsylvania
November 27, 2023